File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated February 28, 2003.

This information reflects a change to the Prospectus section, "Shareholder Account Information".

On page 83 under "Purchasing, Redeeming and Exchanging Shares", under the column, "Important Information about Purchasing Shares", the paragraph in the second box is replaced with the following effective immediately:

The minimum initial investment for the Funds will increase to $2,000 for each Fund, effective April 1, 2004. The minimum initial investment will NOT increase for the following accounts:
?	Accounts established with an automatic bank draft plan (minimum $250 to open/$50 subsequent)
?	Accounts established in a broker/dealer wrap program with which the
Funds, its Adviser or its Distributor, have an agreement.  Such accounts will be subject to a $1,000 minimum for each Fund.
?	Traditional and Roth IRA Accounts (minimum $250 to open/$50
subsequent)
?	529 Accounts ($25 per portfolio or $15 per portfolio if the account is funded by investing through an automatic purchase plan or payroll deduction)
?	Coverdell Education Savings Accounts (minimum $250 to open/ $50 subsequent)
?	Corporate retirement plans, such as 401(k) and 403(b) plans

In 2004, existing accounts with balances of $1,000 or more at the time of the assessment will not be affected by the low minimum balance fee.
However, in 2005 accounts will be required to maintain a balance of $1,500 to avoid the low minimum balance fee, unless they qualify for an exemption as outlined above.

Starting April 1, 2004, existing shareholders must meet the $2,000 minimum if they open a new account in another fund or wish to establish a new account by exchanging money from an existing account.

April 1, 2004

File Number 2-28097
Amendment to the Statement of Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Statement of Additional Information dated February 28, 2003, as amended April 15 and 25, 2003, and September 4, 2003.

This information reflects a change to the section, "Services for Investors" (page 61).

The fourth paragraph is replaced with the following effective immediately:

Automatic Investment Plan. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The minimum initial investment for the Funds will increase to $2,000 for each Fund, effective April 1, 2004. The minimum initial investment will NOT increase for the following accounts:

?	Accounts established with an automatic bank draft plan (minimum $250 to open/$50 subsequent)
?	Accounts established in a broker/dealer wrap program with which the
Funds, its Adviser or its Distributor, have an agreement.  Such accounts will be subject to a $1,000 minimum for each Fund.
?	Traditional and Roth IRA Accounts (minimum $250 to open/$50
subsequent)
?	529 Accounts ($25 per portfolio or $15 per portfolio if the account is funded by investing through an automatic purchase plan or payroll deduction)
?	Coverdell Education Savings Accounts (minimum $250 to open/ $50 subsequent)
?	Corporate retirement plans, such as 401(k) and 403(b) plans

In 2004, existing accounts with balances of $1,000 or more at the time of the assessment will not be affected by the low minimum balance fee.
However, in 2005 accounts will be required to maintain a balance of $1,500 to avoid the low minimum balance fee, unless they qualify for an exemption as outlined above. Starting April 1, 2004, existing shareholders must meet the $2,000 minimum if they open a new account in another fund or wish to establish a new account by exchanging money from an existing account.

April 1, 2004